Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per share
Net loss attributable to the shareholders of: Greenbrook TMS	$ (24,751,487)	$ (29,663,540)	$ (15,909,879)
Weighted average common shares outstanding: Basic and diluted	15,423,870	12,799,876	10,765,719
Loss per share: Basic	$ (1.60)	$ (2.32)	$ (1.48)
Loss per share: Diluted	$ (1.60)	$ (2.32)	$ (1.48)
Options excluded from the diluted calculation	897,500	736,500	599,634
Lender warrants excluded from the diluted calculation	51,307	51,307	0
Broker warrants excluded from the diluted calculation	0	112,909	213,638